Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Automobiles - 2.7%
Rivian Automotive, Inc., Class A (A) (B)	24,532	$ 375,585
Tesla, Inc. (B)	63,334	11,861,825

		12,237,410

Beverages - 1.3%
Brown-Forman Corp., Class B	30,449	1,671,650
Celsius Holdings, Inc. (B)	18,697	932,980
Constellation Brands, Inc., Class A	5,943	1,456,510
Monster Beverage Corp. (B)	36,024	1,982,041

		6,043,181

Biotechnology - 1.1%
Intellia Therapeutics, Inc. (B)	7,418	176,697
Moderna, Inc. (B)	2,110	213,215
ProKidney Corp. (B)	114,877	150,489
Roivant Sciences Ltd. (B)	184,809	1,848,090
Vertex Pharmaceuticals, Inc. (B)	5,841	2,531,373

		4,919,864

Broadline Retail - 5.9%
Amazon.com, Inc. (B)	101,409	15,738,677
Global-e Online Ltd. (B)	108,897	4,113,040
MercadoLibre, Inc. (B)	4,123	7,057,792

		26,909,509

Building Products - 0.4%
Builders FirstSource, Inc. (B)	9,979	1,733,652

Capital Markets - 1.8%
Ares Management Corp., Class A	13,030	1,582,884
Coinbase Global, Inc., Class A (B)	13,494	1,729,931
KKR & Co., Inc.	14,058	1,217,142
Morgan Stanley	16,966	1,480,114
S&P Global, Inc.	4,515	2,024,300

		8,034,371

Chemicals - 0.8%
Albemarle Corp.	6,490	744,663
Ginkgo Bioworks Holdings, Inc. (A) (B)	533,610	645,668
Sherwin-Williams Co.	7,572	2,304,765

		3,695,096

Consumer Finance - 0.4%
American Express Co.	9,798	1,966,851

Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp., Class A	26,400	2,669,040
CDW Corp.	12,558	2,847,150
Jabil, Inc.	17,312	2,169,020

		7,685,210

Entertainment - 3.7%
Netflix, Inc. (B)	7,796	4,397,802
ROBLOX Corp., Class A (B)	323,889	12,570,132

		16,967,934

Financial Services - 6.0%
Adyen NV (B) (C)	7,367	9,239,593
Affirm Holdings, Inc. (B)	239,552	9,704,252

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
FleetCor Technologies, Inc. (B)	3,311	$ 959,958
Mastercard, Inc., Class A	16,639	7,474,738

		27,378,541

Ground Transportation - 5.1%
Grab Holdings Ltd., Class A (B)	362,747	1,113,633
Uber Technologies, Inc. (B)	339,911	22,185,991

		23,299,624

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (B)	34,499	2,182,407
Edwards Lifesciences Corp. (B)	20,538	1,611,617

		3,794,024

Health Care Providers & Services - 1.8%
agilon health, Inc. (B)	523,104	3,081,083
UnitedHealth Group, Inc.	9,683	4,955,178

		8,036,261

Health Care Technology - 0.9%
Doximity, Inc., Class A (B)	51,602	1,390,674
Veeva Systems, Inc., Class A (B)	12,379	2,567,528

		3,958,202

Hotels, Restaurants & Leisure - 7.2%
Airbnb, Inc., Class A (B)	91,731	13,222,106
Chipotle Mexican Grill, Inc. (B)	1,334	3,213,299
DoorDash, Inc., Class A (B)	157,602	16,422,129

		32,857,534

Insurance - 0.3%
Arch Capital Group Ltd. (B)	19,488	1,606,396

Interactive Media & Services - 5.0%
Alphabet, Inc., Class A (B)	73,790	10,337,979
Meta Platforms, Inc., Class A (B)	29,986	11,698,738
ZoomInfo Technologies, Inc. (B)	60,675	973,227

		23,009,944

IT Services - 12.0%
Cloudflare, Inc., Class A (B)	240,321	18,997,375
MongoDB, Inc. (B)	3,400	1,361,768
Shopify, Inc., Class A (B)	222,866	17,844,881
Snowflake, Inc., Class A (B)	85,482	16,723,698

		54,927,722

Leisure Products - 0.3%
Peloton Interactive, Inc., Class A (B)	225,536	1,253,980

Life Sciences Tools & Services - 0.7%
10X Genomics, Inc., Class A (B)	23,167	965,369
Thermo Fisher Scientific, Inc.	3,874	2,088,008

		3,053,377

Machinery - 1.6%
Deere & Co.	7,136	2,808,587
Ingersoll Rand, Inc.	31,925	2,549,530
Nordson Corp.	8,407	2,116,210

		7,474,327

Media - 2.7%
Trade Desk, Inc., Class A (B)	181,648	12,430,173

Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	7,478	1,149,668

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Care Products - 0.5%
Estee Lauder Cos., Inc., Class A	17,424	$ 2,299,794

Pharmaceuticals - 4.4%
Eli Lilly & Co.	11,467	7,403,210
Merck & Co., Inc.	20,878	2,521,645
Royalty Pharma PLC, Class A	364,071	10,335,975

		20,260,830

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (B)	16,248	2,724,627
Broadcom, Inc.	5,685	6,708,300
Intel Corp.	39,705	1,710,491
KLA Corp.	5,660	3,362,266
NVIDIA Corp.	19,420	11,948,544

		26,454,228

Software - 14.8%
Adobe, Inc. (B)	5,344	3,301,416
Aurora Innovation, Inc. (B)	831,705	2,486,798
Bill Holdings, Inc. (B)	107,787	8,412,775
Cadence Design Systems, Inc. (B)	8,457	2,439,506
Gitlab, Inc., Class A (B)	45,957	3,268,002
HubSpot, Inc. (B)	3,293	2,012,023
Intuit, Inc.	5,512	3,479,891
Microsoft Corp.	58,939	23,432,968
MicroStrategy, Inc., Class A (B)	2,199	1,102,161
Palo Alto Networks, Inc. (B)	8,331	2,820,127
Salesforce, Inc. (B)	13,106	3,683,966
Samsara, Inc., Class A (B)	124,626	3,913,256
ServiceNow, Inc. (B)	5,392	4,127,037
Workday, Inc., Class A (B)	11,536	3,357,784

		67,837,710

Specialty Retail - 2.5%
Carvana Co. (B)	165,818	7,140,123
O’Reilly Automotive, Inc. (B)	2,419	2,474,758
TJX Cos., Inc.	17,252	1,637,387

		11,252,268

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	96,574	17,808,246

Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (B)	5,772	2,619,449
NIKE, Inc., Class B	25,595	2,598,660

		5,218,109

Total Common Stocks (Cost $322,748,187)		445,554,036

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	667,013	667,013

Total Other Investment Company (Cost $667,013)		667,013

Principal	Value
REPURCHASE AGREEMENT - 2.7%

Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $12,428,535 on 02/01/2024. Collateralized by U.S. Government Obligations, 0.13% - 1.88%, due 06/30/2026 - 07/15/2026, and with a total value of $12,676,375.

$ 12,427,672	$ 12,427,672

Total Repurchase Agreement (Cost $12,427,672)	12,427,672

Total Investments Excluding Options Purchased (Cost $335,842,872)	458,648,721
Total Options Purchased - 0.1% (Cost $667,461)	243,510

Total Investments (Cost $336,510,333)	458,892,231
Net Other Assets (Liabilities) - (0.4)%	(1,648,130)

Net Assets - 100.0%	$ 457,244,101

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	SCB	USD	7.57	05/24/2024	USD	50,909,861	$215,400	$30,240
Put - USD vs. CNH	GSI	USD	7.69	01/06/2025	USD	59,737,560	226,035	174,016
Put - USD vs. CNH	JPM	USD	7.79	08/12/2024	USD	54,595,784	226,026	39,254

Total							$667,461	$243,510

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$436,314,443	$9,239,593	$—	$445,554,036
Other Investment Company	667,013	—	—	667,013
Repurchase Agreement	—	12,427,672	—	12,427,672
Over-the-Counter Foreign Exchange Options Purchased	—	243,510	—	243,510

Total Investments	$436,981,456	$21,910,775	$—	$458,892,231

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $662,540, collateralized by cash collateral of $667,013 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,357. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of the 144A security is $9,239,593, representing 2.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Large Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5